DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers FTSE Developed ex US Multifactor ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.6%
Australia - 9.0%
Adbri Ltd.*	4,289	$5,801
AGL Energy Ltd.	6,537	40,873
ALS Ltd.	3,741	30,361
Altium Ltd.	312	9,305
Alumina Ltd.*	20,810	10,073
AMP Ltd.	37,245	23,090
Ampol Ltd.	7,712	175,033
Ansell Ltd.	2,141	33,673
ANZ Group Holdings Ltd.	3,208	51,837
APA Group (a)	1,346	7,613
Aristocrat Leisure Ltd.	2,891	77,806
ASX Ltd.	52	2,002
Atlas Arteria Ltd. (a)	1,456	5,599
Aurizon Holdings Ltd.	20,880	48,871
Beach Energy Ltd.	6,642	6,540
Bendigo & Adelaide Bank Ltd.	6,671	39,455
BHP Group Ltd.	566	17,376
BlueScope Steel Ltd.	16,644	229,324
Boral Ltd.*	4,229	13,908
Brambles Ltd.	18,931	167,446
CAR Group Ltd.	1,074	19,783
Challenger Ltd.	3,871	15,246
Charter Hall Group REIT	1,800	12,412
Cleanaway Waste Management Ltd.	17,841	29,101
Cochlear Ltd.	652	118,038
Coles Group Ltd.	20,326	206,605
Commonwealth Bank of Australia	133	9,229
Computershare Ltd.	5,854	91,642
CSL Ltd.	32	5,564
CSR Ltd.	27,926	108,691
Deterra Royalties Ltd.	13,231	43,513
Downer EDI Ltd.	20,268	56,980
EBOS Group Ltd.	3,774	86,247
Endeavour Group Ltd.	4,296	14,043
Evolution Mining Ltd.	2,760	7,485
Flight Centre Travel Group Ltd.	931	11,315
Fortescue Ltd.	2,316	38,375
Goodman Group REIT	8,691	131,098
GPT Group REIT	19,976	54,570
Harvey Norman Holdings Ltd.	8,970	23,374
IDP Education Ltd.	699	10,502
IGO Ltd.	1,105	6,286
Iluka Resources Ltd.	3,104	14,222
Incitec Pivot Ltd.	20,531	39,750
Insurance Australia Group Ltd.	50,970	200,746
JB Hi-Fi Ltd.	6,545	207,609
Lottery Corp. Ltd.	30,697	93,627
Macquarie Group Ltd.	110	12,330
Medibank Pvt Ltd.	109,433	251,056
Metcash Ltd.	28,919	69,413
Mirvac Group REIT	3,760	5,136
National Australia Bank Ltd.	931	17,531
New Hope Corp. Ltd.	4,148	14,302
NEXTDC Ltd.*	250	2,160
Northern Star Resources Ltd.	4,227	35,679
Nufarm Ltd.	1,971	6,195
Orica Ltd.	2,700	27,963
Origin Energy Ltd.	10,104	55,204
Orora Ltd.	27,656	46,577
Perpetual Ltd.	486	7,260
Platinum Asset Management Ltd.	24,987	20,378
Qantas Airways Ltd.*	33,682	118,364
QBE Insurance Group Ltd.	16,046	163,526
Qube Holdings Ltd.	12,090	23,408
Ramsay Health Care Ltd.	664	21,643
REA Group Ltd.	359	36,955
Reece Ltd.	2,650	33,982
Region RE Ltd. REIT	39,798	54,623
Rio Tinto Ltd.	2,507	207,850
Santos Ltd.	17,469	80,037
Scentre Group REIT	10,940	19,222
SEEK Ltd.	745	11,796
Seven Group Holdings Ltd.	3,977	84,752
Sims Ltd.	2,193	19,455
Sonic Healthcare Ltd.	2,598	50,248
South32 Ltd.	7,876	16,084
Steadfast Group Ltd.	23,208	86,789
Stockland REIT	28,510	78,072
Suncorp Group Ltd.	13,175	122,038
Tabcorp Holdings Ltd.	18,755	8,954
Telstra Group Ltd.	11,137	28,208
TPG Telecom Ltd.	2,829	8,854
Transurban Group (a)	4,496	38,635
Treasury Wine Estates Ltd.	3,242	23,001
Vicinity Ltd. REIT	17,269	21,698
Washington H Soul Pattinson & Co. Ltd.	1,120	24,878
Wesfarmers Ltd.	3,974	138,757
Westpac Banking Corp.	2,428	34,403
WiseTech Global Ltd.	147	6,511
Woodside Energy Group Ltd.	3,145	64,644
Woolworths Group Ltd.	6,632	153,467
Worley Ltd.	4,674	52,561

(Cost $4,995,272)		5,056,638

Austria - 0.6%
ANDRITZ AG	942	51,144
Erste Group Bank AG	420	17,006
Eurotelesites AG*	1,747	6,357
OMV AG	1,677	71,636
Raiffeisen Bank International AG	75	1,252
Telekom Austria AG*	6,986	55,415
Verbund AG	102	9,738
voestalpine AG	4,733	133,339

(Cost $350,058)		345,887

Belgium - 0.9%
Ackermans & van Haaren NV	370	61,242
Ageas SA/NV	345	14,862
Anheuser-Busch InBev SA/NV	253	15,903
Elia Group SA/NV	53	5,751
KBC Group NV	204	11,708
Lotus Bakeries NV	5	43,535
Solvay SA	2,453	284,107
UCB SA	382	28,276
Umicore SA	268	7,173
Warehouses De Pauw CVA REIT	452	12,714

(Cost $486,144)		485,271

Bermuda - 0.0%
Hiscox Ltd.
(Cost $7,826)	637	8,193

Canada - 4.4%
Agnico Eagle Mines Ltd.	102	5,480
Alimentation Couche-Tard, Inc.	2,648	151,164
Bank of Montreal	154	12,651
Bank of Nova Scotia	399	17,863
Barrick Gold Corp.	1,360	23,913
BCE, Inc.	430	16,945
Brookfield Asset Management Ltd., Class A	2,916	102,179
Brookfield Corp.	63	2,224
Canadian Imperial Bank of Commerce	553	22,881
Canadian National Railway Co.	341	39,602
Canadian Natural Resources Ltd.	988	66,027
Canadian Pacific Kansas City Ltd.	336	24,209
Canadian Tire Corp. Ltd., Class A	753	78,391
Cenovus Energy, Inc.	1,725	30,623
CGI, Inc.*	1,659	168,818
Constellation Software, Inc.	28	65,822
Dollarama, Inc.	1,456	105,829
Enbridge, Inc.	182	6,360
Fairfax Financial Holdings Ltd.	146	134,308
Fortis, Inc.	1,503	60,260
Franco-Nevada Corp.	324	36,318
George Weston Ltd.	652	76,532
Great-West Lifeco, Inc.	663	21,208
Hydro One Ltd., 144A	2,073	57,671
IGM Financial, Inc.	1,760	43,732
Imperial Oil Ltd.	1,024	57,738
Intact Financial Corp.	621	96,321
Loblaw Cos. Ltd.	581	50,136
Magna International, Inc.	2,702	145,797
Manulife Financial Corp.	2,836	55,597
Metro, Inc.	1,987	99,669
National Bank of Canada	448	29,711
Nutrien Ltd.	453	24,250
Pembina Pipeline Corp.	1,164	38,967
Power Corp. of Canada	1,789	49,546
Restaurant Brands International, Inc.	1,438	102,357
Royal Bank of Canada	53	4,793
Saputo, Inc.	1,214	23,620
Sun Life Financial, Inc.	1,102	55,691
Suncor Energy, Inc.	2,843	93,813
TC Energy Corp.	99	3,716
Teck Resources Ltd., Class B	188	7,088
TELUS Corp.	624	11,174
Thomson Reuters Corp.	214	29,922
Toronto-Dominion Bank	93	5,675
Tourmaline Oil Corp.	330	15,986
Waste Connections, Inc.	222	30,093
Wheaton Precious Metals Corp.	1,059	51,823

(Cost $2,250,380)		2,454,493

Chile - 0.0%
Antofagasta PLC
(Cost $8,576)	604	10,770

China - 0.1%
Lenovo Group Ltd.
(Cost $18,809)	26,916	33,256

Denmark - 1.2%
A.P. Moller - Maersk A/S, Class A	14	21,738
A.P. Moller - Maersk A/S, Class B	17	26,869
Carlsberg A/S, Class B	1,226	152,148
Chr Hansen Holding A/S	258	20,676
Coloplast A/S, Class B	89	10,524
Danske Bank A/S	649	16,830
Demant A/S*	261	11,092
DSV A/S	673	101,494
Genmab A/S*	84	26,565
H Lundbeck A/S	3,140	15,027
H Lundbeck A/S, Class A	1,454	6,290
Novo Nordisk A/S, Class B	193	19,644
Novozymes A/S, Class B	743	38,612
Pandora A/S	1,031	139,445
ROCKWOOL A/S, Class B	101	27,330
Royal Unibrew A/S	416	26,927
Tryg A/S	199	4,301

(Cost $662,709)		665,512

Finland - 0.7%
Elisa OYJ	1,001	44,867
Kesko OYJ, Class B	2,921	55,950
Kone OYJ, Class B	1,531	68,139
Mandatum OYJ*	549	2,355
Metso Corp.	2,582	25,439
Neste OYJ	198	7,535
Nokia OYJ	13,129	46,098
Nordea Bank Abp	1,314	14,779
Orion OYJ, Class B	924	36,738
Sampo OYJ, Class A	549	24,050
Stora Enso OYJ, Class R	2,359	30,655
UPM-Kymmene OYJ	428	14,981
Wartsila OYJ Abp	988	13,648

(Cost $456,910)		385,234

France - 6.3%
Accor SA	1,395	48,417
Aeroports de Paris SA	90	11,106
Air Liquide SA	321	60,872
Airbus SE	164	24,372
ALD SA, 144A	466	3,211
Alstom SA	616	7,642
Amundi SA, 144A	375	23,118
Arkema SA	1,559	158,638
AXA SA	625	19,500
BioMerieux	228	24,569
BNP Paribas SA	132	8,320
Bollore SE	11,021	63,071
Bouygues SA	2,031	77,361
Bureau Veritas SA	1,893	45,874
Capgemini SE	254	52,102
Carrefour SA	6,905	131,055
Cie de L’Odet SE	14	20,958
Cie de Saint-Gobain SA	3,206	209,219
Cie Generale des Etablissements Michelin SCA	6,187	207,987
Credit Agricole SA	862	11,307
Danone SA	1,373	88,342
Dassault Aviation SA	350	69,656
Dassault Systemes SE	155	7,266
Edenred SE	1,010	55,101
Eiffage SA	1,251	126,942
Engie SA	9,646	167,533
EssilorLuxottica SA	140	26,750
Eurazeo SE	436	32,753
Gecina SA REIT	27	2,993
Getlink SE	658	12,040
Hermes International SCA	3	6,233
Ipsen SA	454	51,270
JCDecaux SE*	1,191	22,728
Kering SA	31	13,317
Klepierre SA REIT	627	15,803
La Francaise des Jeux SAEM, 144A	1,551	56,184
Legrand SA	967	93,291
L’Oreal SA	15	7,055
LVMH Moet Hennessy Louis Vuitton SE	14	10,734
Orange SA	9,436	116,382
Pernod Ricard SA	204	35,291
Publicis Groupe SA	2,678	226,686
Remy Cointreau SA	97	11,563
Renault SA	295	11,584
Rexel SA	6,927	167,260
Safran SA	179	31,448
Sanofi SA	398	37,112
Schneider Electric SE	312	57,402
SCOR SE	253	7,986
SEB SA	236	26,909
Societe Generale SA	378	9,517
Sodexo SA	460	49,388
SOITEC*	38	6,901
STMicroelectronics NV	1,538	72,922
Teleperformance SE	113	15,849
Thales SA	349	52,150
TotalEnergies SE	1,338	90,893
Valeo SE	1,002	14,519
Veolia Environnement SA	5,875	185,319
Vinci SA	780	95,574
Wendel SE	1,471	124,629

(Cost $3,307,215)		3,521,974

Germany - 5.3%
adidas AG	70	14,675
Allianz SE	54	13,587
BASF SE	2,154	100,320
Bayer AG	682	23,336
Bayerische Motoren Werke AG	1,130	117,857
Bechtle AG	221	10,967
Beiersdorf AG	336	47,183
Brenntag SE	3,500	302,758
Carl Zeiss Meditec AG	33	2,964
Continental AG	500	38,745
Covestro AG, 144A*	2,002	105,287
CTS Eventim AG & Co. KGaA	420	28,779
Daimler Truck Holding AG	548	17,836
Deutsche Bank AG (b)	1,063	13,253
Deutsche Boerse AG	37	7,037
Deutsche Lufthansa AG*	8,997	78,337
Deutsche Post AG	3,679	172,769
Deutsche Telekom AG	1,739	41,696
DWS Group GmbH & Co. KGaA, 144A (b)	743	25,277
E.ON SE	36,589	476,472
Evonik Industries AG	2,943	55,070
Fielmann Group AG	325	17,142
Fraport AG Frankfurt Airport Services Worldwide*	116	6,627
Fresenius Medical Care AG & Co. KGaA	1,732	71,113
Fresenius SE & Co. KGaA	2,261	71,764
FUCHS SE	1,244	42,349
GEA Group AG	2,994	110,155
Hannover Rueck SE	189	45,162
Heidelberg Materials AG	2,451	200,037
Hella GmbH & Co. KGaA	244	21,245
Henkel AG & Co. KGaA	255	17,829
HOCHTIEF AG	695	75,187
Infineon Technologies AG	752	29,169
Knorr-Bremse AG	372	23,339
Mercedes-Benz Group AG	1,094	71,118
Merck KGaA	218	38,093

MTU Aero Engines AG	382	78,254
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	43	18,335
Nemetschek SE	88	7,685
Puma SE	241	15,562
Rational AG	25	16,026
RWE AG	1,220	52,407
SAP SE	105	16,667
Scout24 SE, 144A	884	61,730
Siemens AG	125	21,004
Siemens Energy AG*	835	9,912
Symrise AG	84	9,459
Talanx AG	301	21,873
Telefonica Deutschland Holding AG	14,674	37,625
thyssenkrupp AG	951	7,172
Traton SE	615	13,266
Wacker Chemie AG	91	11,150

(Cost $2,784,876)		2,932,661

Hong Kong - 1.0%
ASMPT Ltd.	1,976	20,202
Bank of East Asia Ltd.	14,327	17,371
BOC Hong Kong Holdings Ltd.	5,105	13,661
Cafe de Coral Holdings Ltd.	1,776	2,183
Cathay Pacific Airways Ltd.*	6,621	6,680
Chow Tai Fook Jewellery Group Ltd.	1,838	2,669
CK Asset Holdings Ltd.	4,712	22,352
CK Hutchison Holdings Ltd.	8,689	43,554
CK Infrastructure Holdings Ltd.	1,846	9,147
CLP Holdings Ltd.	3,189	24,805
Dah Sing Banking Group Ltd.	5,516	3,581
Dah Sing Financial Holdings Ltd.	1,478	3,047
DFI Retail Group Holdings Ltd.	3,200	7,104
First Pacific Co. Ltd.	35,866	14,190
Hang Lung Group Ltd.	3,219	4,311
Hang Seng Bank Ltd.	773	8,561
Henderson Land Development Co. Ltd.	1,601	4,356
Hong Kong & China Gas Co. Ltd.	21,537	14,808
Hong Kong Exchanges & Clearing Ltd.	364	12,919
Hutchison Port Holdings Trust, Class U	74,400	11,383
Hutchison Telecommunications Hong Kong Holdings Ltd.	51,480	6,921
Jardine Matheson Holdings Ltd.	700	27,027
Johnson Electric Holdings Ltd.	7,097	10,995
Kerry Properties Ltd.	3,453	5,818
Link REIT	6,745	33,335
MTR Corp. Ltd.	420	1,506
NWS Holdings Ltd.	16,630	15,181
PCCW Ltd.	54,419	27,592
Power Assets Holdings Ltd.	10,509	54,830
Sino Land Co. Ltd.	8,192	8,254
Sun Hung Kai Properties Ltd.	1,897	18,617
Swire Pacific Ltd., Class A	2,055	13,340
Swire Pacific Ltd., Class B	7,627	8,154
Swire Properties Ltd.	3,032	5,893
Techtronic Industries Co. Ltd.	1,179	11,971
VTech Holdings Ltd.	4,138	24,398
WH Group Ltd., 144A	28,474	18,301
Yue Yuen Industrial Holdings Ltd.	6,967	7,984

(Cost $634,503)		547,001

Ireland - 1.7%
AIB Group PLC	1,912	8,875
CRH PLC	3,745	236,386
DCC PLC	3,292	222,628
Experian PLC	1,210	44,468
Flutter Entertainment PLC*	114	17,852
Glanbia PLC	7,630	128,872
James Hardie Industries PLC CDI*	3,099	100,110
Kerry Group PLC, Class A	304	24,618
Kingspan Group PLC	416	33,044
Smurfit Kappa Group PLC	3,896	148,359

(Cost $826,453)		965,212

Israel - 0.7%
Airport City Ltd.*	601	9,434
Amot Investments Ltd.	1,559	7,954
Azrieli Group Ltd.	50	2,904
Bank Hapoalim BM	5,160	43,659
Bank Leumi Le-Israel BM	3,528	26,478
Bezeq The Israeli Telecommunication Corp. Ltd.	28,335	36,734
Elbit Systems Ltd.	180	35,898
First International Bank Of Israel Ltd.	498	19,965
ICL Group Ltd.	6,049	30,439
Israel Discount Bank Ltd., Class A	5,601	27,027
Melisron Ltd.	316	22,011
Mivne Real Estate KD Ltd.	5,705	15,054
Mizrahi Tefahot Bank Ltd.	687	24,535
Nice Ltd.*	176	33,866
Nova Ltd.*	316	40,169
Phoenix Holdings Ltd.	1,995	19,071
Strauss Group Ltd.*	374	7,175
Teva Pharmaceutical Industries Ltd.*	1,126	10,961
Tower Semiconductor Ltd.*	196	5,384

(Cost $411,466)		418,718

Italy - 2.9%
A2A SpA	92,583	199,307
Amplifon SpA	481	14,973
Assicurazioni Generali SpA	2,639	54,723
Banca Mediolanum SpA	1,757	15,655
Banco BPM SpA	338	1,871
Buzzi SpA	2,572	75,209
Davide Campari-Milano NV	1,966	21,494
Enel SpA	19,394	137,249
Eni SpA	14,872	246,129
Ferrari NV	154	55,551

FinecoBank Banca Fineco SpA	476	6,422
Hera SpA	45,024	142,465
Infrastrutture Wireless Italiane SpA, 144A	1,524	18,823
Interpump Group SpA	814	37,924
Italgas SpA	4,700	26,231
Leonardo SpA	4,253	65,291
Mediobanca Banca di Credito Finanziario SpA	3,386	39,808
Moncler SpA	1,348	74,834
Pirelli & C SpA, 144A	12,596	62,643
Poste Italiane SpA, 144A	1,425	15,355
Prysmian SpA	3,450	132,993
Recordati Industria Chimica e Farmaceutica SpA	408	19,663
Reply SpA	45	5,263
Snam SpA	6,650	33,544
Terna - Rete Elettrica Nazionale	8,922	71,999
UniCredit SpA	393	10,714
UnipolSai Assicurazioni SpA	4,420	10,947

(Cost $1,459,024)		1,597,080

Japan - 30.2%
ABC-Mart, Inc.	1,289	21,279
Acom Co. Ltd.	4,500	10,608
Activia Properties, Inc. REIT	2	5,499
Advance Residence Investment Corp. REIT	6	13,190
Advantest Corp.	248	7,853
Aeon Co. Ltd.	2,049	42,426
Aeon Mall Co. Ltd.	600	6,979
AEON REIT Investment Corp. REIT	9	8,754
AGC, Inc.	1,554	56,448
Aica Kogyo Co. Ltd.	1,414	31,803
Ain Holdings, Inc.	400	12,176
Air Water, Inc.	5,300	69,604
Aisin Corp.	2,693	99,297
Ajinomoto Co., Inc.	1,300	48,593
Alfresa Holdings Corp.	9,100	146,347
Amada Co. Ltd.	8,443	84,667
Amano Corp.	1,500	31,931
ANA Holdings, Inc.*	2,700	55,741
Ariake Japan Co. Ltd.	200	6,243
As One Corp.	100	3,431
Asahi Group Holdings Ltd.	692	25,534
Asahi Intecc Co. Ltd.	216	4,188
Asahi Kasei Corp.	3,119	21,657
ASKUL Corp.	400	5,842
Astellas Pharma, Inc.	3,883	47,213
Azbil Corp.	813	26,243
Bandai Namco Holdings, Inc.	1,600	31,852
Benesse Holdings, Inc.	500	8,821
Bic Camera, Inc.	1,400	11,563
BIPROGY, Inc.	900	26,013
Bridgestone Corp.	2,224	91,737
Brother Industries Ltd.	242	4,086
Calbee, Inc.	880	16,483
Canon Marketing Japan, Inc.	1,400	35,333
Canon, Inc.	3,322	85,547
Capcom Co. Ltd.	1,208	40,717
Casio Computer Co. Ltd.	900	7,604
Central Japan Railway Co.	1,555	37,341
Chiba Bank Ltd.	1,200	8,982
Chubu Electric Power Co., Inc.	23,131	285,862
Chugai Pharmaceutical Co. Ltd.	700	24,707
Chugoku Electric Power Co., Inc.	2,183	14,418
Coca-Cola Bottlers Japan Holdings, Inc.	1,200	16,441
COMSYS Holdings Corp.	4,934	107,034
Concordia Financial Group Ltd.	3,500	16,428
Cosmo Energy Holdings Co. Ltd.	1,200	45,740
Cosmos Pharmaceutical Corp.	250	26,465
Dai Nippon Printing Co. Ltd.	2,107	59,190
Daicel Corp.	8,427	81,001
Daido Steel Co. Ltd.	1,055	48,720
Daifuku Co. Ltd.	1,278	24,058
Dai-ichi Life Holdings, Inc.	500	10,420
Daiichikosho Co. Ltd.	1,700	25,701
Daikin Industries Ltd.	50	7,493
Daito Trust Construction Co. Ltd.	1,389	153,148
Daiwa House Industry Co. Ltd.	5,402	153,435
Daiwa House REIT Investment Corp. REIT	3	5,353
Daiwa Office Investment Corp. REIT	1	4,579
Daiwa Securities Group, Inc.	1,400	9,048
Daiwa Securities Living Investments Corp. REIT	10	7,393
Denka Co. Ltd.	700	12,524
Denso Corp.	2,384	37,316
Dentsu Group, Inc.	800	21,565
DIC Corp.	1,700	27,984
Disco Corp.	193	41,894
DMG Mori Co. Ltd.	1,500	26,954
Dowa Holdings Co. Ltd.	300	10,666
East Japan Railway Co.	1,000	54,081
Ebara Corp.	800	45,299
Electric Power Development Co. Ltd.	6,576	102,197
ENEOS Holdings, Inc.	48,820	192,988
EXEO Group, Inc.	2,272	47,919
Ezaki Glico Co. Ltd.	400	11,037
Fancl Corp.	200	3,080
FANUC Corp.	980	27,272
Fast Retailing Co. Ltd.	15	3,804
Frontier Real Estate Investment Corp. REIT	3	9,203
Fuji Electric Co. Ltd.	788	33,053
Fuji Media Holdings, Inc.	1,800	18,556

Fuji Oil Holdings, Inc.	200	3,141
FUJIFILM Holdings Corp.	451	26,419
Fujikura Ltd.	700	5,391
Fujitsu General Ltd.	400	7,333
Fujitsu Ltd.	642	91,717
Fukuoka Financial Group, Inc.	500	11,611
Furukawa Electric Co. Ltd.	1,500	24,133
Fuyo General Lease Co. Ltd.	300	24,351
GLP J REIT	10	9,450
Goldwin, Inc.	400	31,210
GS Yuasa Corp.	1,038	15,261
GungHo Online Entertainment, Inc.	800	12,403
Hachijuni Bank Ltd.	1,800	9,754
Hakuhodo DY Holdings, Inc.	3,969	29,948
Hamamatsu Photonics KK	650	25,748
Hankyu Hanshin Holdings, Inc.	1,267	38,318
Haseko Corp.	1,697	20,875
Heiwa Corp.	1,100	15,655
Hikari Tsushin, Inc.	127	19,750
Hirogin Holdings, Inc.	1,300	8,152
Hirose Electric Co. Ltd.	182	20,375
Hisamitsu Pharmaceutical Co., Inc.	500	15,619
Hitachi Construction Machinery Co. Ltd.	600	15,565
Hitachi Ltd.	1,346	93,642
Honda Motor Co. Ltd.	11,235	114,679
Horiba Ltd.	900	60,617
Hoshizaki Corp.	1,226	39,052
House Foods Group, Inc.	1,257	27,455
Hoya Corp.	200	22,545
Hulic Co. Ltd.	5,748	57,078
Ibiden Co. Ltd.	100	4,783
Idemitsu Kosan Co. Ltd.	2,525	69,276
IHI Corp.	400	7,728
Iida Group Holdings Co. Ltd.	800	11,959
Industrial & Infrastructure Fund Investment Corp. REIT	3	2,800
Information Services International-Dentsu Ltd.	100	3,328
INFRONEER Holdings, Inc.	6,984	73,768
Inpex Corp.	5,699	80,569
Internet Initiative Japan, Inc.	700	12,581
Isetan Mitsukoshi Holdings Ltd.	3,600	40,691
Isuzu Motors Ltd.	4,500	59,524
ITOCHU Corp.	3,236	125,601
Itoham Yonekyu Holdings, Inc.	460	12,291
Iwatani Corp.	2,900	139,395
Iyogin Holdings, Inc.	1,000	6,465
Izumi Co. Ltd.	800	19,124
J. Front Retailing Co. Ltd.	1,365	12,506
Japan Airlines Co. Ltd.	1,400	26,620
Japan Airport Terminal Co. Ltd.	100	4,397
Japan Aviation Electronics Industry Ltd.	1,000	19,934
Japan Exchange Group, Inc.	600	12,253
Japan Logistics Fund, Inc. REIT	3	5,855
Japan Metropolitan Fund Invest REIT	12	7,995
Japan Post Bank Co. Ltd.	900	8,885
Japan Post Holdings Co. Ltd.	1,200	10,589
Japan Post Insurance Co. Ltd.	400	7,481
Japan Prime Realty Investment Corp. REIT	4	10,038
Japan Real Estate Investment Corp. REIT	4	15,558
Japan Tobacco, Inc.	2,064	53,068
JFE Holdings, Inc.	5,500	81,104
JGC Holdings Corp.	1,100	12,363
JSR Corp.	600	16,514
JTEKT Corp.	5,200	47,679
Kadokawa Corp.	200	3,604
Kagome Co. Ltd.	265	5,695
Kajima Corp.	4,300	67,961
Kamigumi Co. Ltd.	3,232	70,812
Kandenko Co. Ltd.	5,592	50,233
Kaneka Corp.	1,422	35,715
Kansai Electric Power Co., Inc.	8,511	113,472
Kansai Paint Co. Ltd.	1,588	24,190
Kao Corp.	853	32,866
Kawasaki Heavy Industries Ltd.	843	19,177
KDDI Corp.	1,229	38,449
KDX Realty Investment Corp. REIT	8	9,172
Keihan Holdings Co. Ltd.	400	9,990
Keikyu Corp.	400	3,415
Keio Corp.	200	5,767
Keisei Electric Railway Co. Ltd.	800	32,252
Kewpie Corp.	2,059	35,933
Keyence Corp.	29	12,427
Kikkoman Corp.	273	16,740
Kinden Corp.	6,200	93,083
Kintetsu Group Holdings Co. Ltd.	2,300	64,503
Kirin Holdings Co. Ltd.	1,212	17,110
Kobayashi Pharmaceutical Co. Ltd.	226	10,426
Kobe Bussan Co. Ltd.	300	7,922
Kobe Steel Ltd.	1,500	17,569
Koei Tecmo Holdings Co. Ltd.	724	8,867
Koito Manufacturing Co. Ltd.	1,800	27,231
Kokuyo Co. Ltd.	1,400	21,805
Komatsu Ltd.	2,970	75,779
Konami Group Corp.	282	13,954
Kotobuki Spirits Co. Ltd.	500	7,941
K’s Holdings Corp.	1,511	12,873
Kubota Corp.	400	5,733
Kuraray Co. Ltd.	8,481	86,310
Kurita Water Industries Ltd.	528	18,708
Kusuri no Aoki Holdings Co. Ltd.	600	13,888
Kyocera Corp.	572	31,689
Kyoto Financial Group, Inc.	100	5,986

Kyowa Kirin Co. Ltd.	400	6,594
Kyudenko Corp.	1,499	47,281
Kyushu Electric Power Co., Inc.*	10,264	68,776
Kyushu Financial Group, Inc.	800	4,507
Kyushu Railway Co.	1,400	29,272
LaSalle Logiport REIT	7	7,462
Lawson, Inc.	700	34,665
Lion Corp.	1,406	12,307
Lixil Corp.	811	9,905
Mabuchi Motor Co. Ltd.	1,000	31,440
Macnica Holdings, Inc.	200	9,893
Makita Corp.	400	10,617
Marubeni Corp.	11,491	179,320
Marui Group Co. Ltd.	379	6,062
Maruichi Steel Tube Ltd.	2,450	63,324
MatsukiyoCocokara & Co.	3,291	56,844
Mazda Motor Corp.	3,800	40,574
McDonald’s Holdings Co. Japan Ltd.	1,400	59,756
Mebuki Financial Group, Inc.	3,800	11,438
Medipal Holdings Corp.	8,751	138,515
MEIJI Holdings Co. Ltd.	4,438	102,758
MINEBEA MITSUMI, Inc.	871	16,573
MISUMI Group, Inc.	140	2,273
Mitsubishi Chemical Group Corp.	38,602	252,890
Mitsubishi Corp.	2,436	113,466
Mitsubishi Electric Corp.	6,874	93,414
Mitsubishi Estate Co. Ltd.	1,200	16,206
Mitsubishi Gas Chemical Co., Inc.	3,067	48,494
Mitsubishi HC Capital, Inc.	3,450	22,506
Mitsubishi Heavy Industries Ltd.	713	39,876
Mitsubishi Logistics Corp.	1,500	44,959
Mitsubishi Materials Corp.	3,000	49,393
Mitsubishi Motors Corp.	800	2,605
Mitsubishi UFJ Financial Group, Inc.	1,200	10,187
Mitsui & Co. Ltd.	3,925	143,157
Mitsui Chemicals, Inc.	5,400	158,090
Mitsui Fudosan Co. Ltd.	1,200	28,183
Mitsui Fudosan Logistics Park, Inc. REIT	2	6,318
Mitsui Mining & Smelting Co. Ltd.	1,300	39,923
Mitsui OSK Lines Ltd.	1,174	32,250
Miura Co. Ltd.	1,200	23,264
Mizuho Financial Group, Inc.	1,180	20,050
Mori Hills REIT Investment Corp. REIT	6	5,706
Morinaga & Co. Ltd.	200	7,139
Morinaga Milk Industry Co. Ltd.	800	14,936
MS&AD Insurance Group Holdings, Inc.	1,100	41,170
Murata Manufacturing Co. Ltd.	1,551	30,252
Nabtesco Corp.	200	3,744
Nagase & Co. Ltd.	4,165	65,461
Nagoya Railroad Co. Ltd.	1,400	20,498
Nankai Electric Railway Co. Ltd.	718	13,611
NEC Corp.	900	50,164
NEC Networks & System Integration Corp.	200	2,921
NET One Systems Co. Ltd.	1,100	15,298
Nexon Co. Ltd.	200	4,326
NGK Insulators Ltd.	2,177	26,565
NH Foods Ltd.	900	26,750
NHK Spring Co. Ltd.	3,800	28,917
Nichirei Corp.	2,000	43,616
Nifco, Inc.	1,461	35,696
Nihon Kohden Corp.	200	5,022
Nikon Corp.	500	4,818
Nintendo Co. Ltd.	1,350	63,119
Nippon Accommodations Fund, Inc. REIT	2	8,225
Nippon Building Fund, Inc. REIT	3	12,602
Nippon Electric Glass Co. Ltd.	1,100	23,215
NIPPON EXPRESS HOLDINGS, Inc.	1,236	67,479
Nippon Kayaku Co. Ltd.	5,400	49,312
Nippon Prologis REIT, Inc. REIT	2	3,793
Nippon Sanso Holdings Corp.	1,459	38,322
Nippon Shokubai Co. Ltd.	800	28,957
Nippon Steel Corp.	5,413	126,579
Nippon Telegraph & Telephone Corp.	11,775	13,787
Nippon Yusen KK	1,400	37,634
Nishi-Nippon Railroad Co. Ltd.	900	14,413
Nissan Chemical Corp.	583	21,268
Nissan Motor Co. Ltd.	4,200	16,560
Nisshin Seifun Group, Inc.	3,678	50,965
Nissin Foods Holdings Co. Ltd.	984	97,611
Niterra Co. Ltd.	3,702	85,967
Nitori Holdings Co. Ltd.	429	49,506
Nitto Denko Corp.	1,843	131,086
Noevir Holdings Co. Ltd.	200	7,062
NOF Corp.	1,307	60,516
NOK Corp.	3,200	40,802
Nomura Holdings, Inc.	900	3,697
Nomura Real Estate Holdings, Inc.	486	11,848
Nomura Real Estate Master Fund, Inc. REIT	12	13,783
Nomura Research Institute Ltd.	700	19,660
NS Solutions Corp.	600	18,852
NSK Ltd.	6,600	34,604
Obayashi Corp.	37,062	312,746
OBIC Business Consultants Co. Ltd.	100	4,572
Obic Co. Ltd.	279	42,831
Odakyu Electric Railway Co. Ltd.	1,800	25,319
Oji Holdings Corp.	14,188	52,708
OKUMA Corp.	1,200	50,278
Omron Corp.	600	25,159
Ono Pharmaceutical Co. Ltd.	1,477	27,185
Open House Group Co. Ltd.	580	16,195
Oracle Corp.	400	30,940
Oriental Land Co. Ltd.	490	16,655

ORIX Corp.	3,836	70,020
Orix JREIT, Inc. REIT	8	9,438
Osaka Gas Co. Ltd.	4,829	94,075
OSG Corp.	1,100	13,698
Otsuka Corp.	808	32,985
Otsuka Holdings Co. Ltd.	2,034	78,273
PALTAC Corp.	1,282	41,235
Pan Pacific International Holdings Corp.	499	10,815
Panasonic Holdings Corp.	9,572	99,064
Penta-Ocean Construction Co. Ltd.	4,120	22,585
Persol Holdings Co. Ltd.	9,390	16,184
Pigeon Corp.	300	3,367
Pola Orbis Holdings, Inc.	1,000	10,542
Recruit Holdings Co. Ltd.	326	12,139
Renesas Electronics Corp.*	1,300	22,894
Rengo Co. Ltd.	5,812	36,778
Resona Holdings, Inc.	3,100	16,115
Resonac Holdings Corp.	2,200	41,073
Resorttrust, Inc.	500	7,612
Ricoh Co. Ltd.	1,400	11,430
Rinnai Corp.	451	9,167
Rohm Co. Ltd.	2,156	41,207
Rohto Pharmaceutical Co. Ltd.	1,322	27,632
Ryohin Keikaku Co. Ltd.	1,100	17,385
Sankyo Co. Ltd.	2,409	104,094
Sankyu, Inc.	1,600	54,536
Sanrio Co. Ltd.	100	4,105
Santen Pharmaceutical Co. Ltd.	3,600	34,068
Sanwa Holdings Corp.	7,400	106,168
Sapporo Holdings Ltd.	300	11,701
SBI Holdings, Inc.	800	17,354
SCREEN Holdings Co. Ltd.	600	43,711
SCSK Corp.	800	14,741
Secom Co. Ltd.	1,535	106,895
Sega Sammy Holdings, Inc.	3,200	46,484
Seibu Holdings, Inc.	1,000	12,071
Seiko Epson Corp.	1,851	27,521
Seino Holdings Co. Ltd.	5,400	76,086
Sekisui Chemical Co. Ltd.	7,201	102,315
Sekisui House Ltd.	4,936	101,134
Sekisui House Reit, Inc. REIT	13	7,448
Seven & i Holdings Co. Ltd.	1,200	44,604
Seven Bank Ltd.	5,800	11,782
SG Holdings Co. Ltd.	3,860	55,811
Shikoku Electric Power Co., Inc.	5,400	37,367
Shimadzu Corp.	1,496	38,808
Shimamura Co. Ltd.	811	90,818
Shimano, Inc.	262	40,327
Shimizu Corp.	18,546	121,888
Shin-Etsu Chemical Co. Ltd.	2,535	89,373
Shinko Electric Industries Co. Ltd.	200	7,466
Shionogi & Co. Ltd.	800	37,761
Shiseido Co. Ltd.	200	5,365
Shizuoka Financial Group, Inc.	1,200	9,708
SHO-BOND Holdings Co. Ltd.	349	14,223
Skylark Holdings Co. Ltd.*	3,060	45,134
SMC Corp.	41	20,648
Socionext, Inc.	200	17,925
SoftBank Corp.	2,905	35,341
Sohgo Security Services Co. Ltd.	6,535	37,875
Sojitz Corp.	10,420	232,104
Sompo Holdings, Inc.	700	31,994
Sony Group Corp.	73	6,330
Sotetsu Holdings, Inc.	900	16,331
Square Enix Holdings Co. Ltd.	300	10,414
Stanley Electric Co. Ltd.	2,531	46,842
Subaru Corp.	5,464	96,873
Sugi Holdings Co. Ltd.	935	40,566
SUMCO Corp.	4,200	62,971
Sumitomo Bakelite Co. Ltd.	700	33,434
Sumitomo Chemical Co. Ltd.	7,600	19,407
Sumitomo Corp.	8,132	170,523
Sumitomo Electric Industries Ltd.	14,326	177,724
Sumitomo Forestry Co. Ltd.	2,383	60,834
Sumitomo Heavy Industries Ltd.	2,049	48,912
Sumitomo Metal Mining Co. Ltd.	869	25,229
Sumitomo Mitsui Financial Group, Inc.	600	29,457
Sumitomo Mitsui Trust Holdings, Inc.	1,000	37,603
Sumitomo Realty & Development Co. Ltd.	771	21,769
Sumitomo Rubber Industries Ltd.	2,500	28,909
Sundrug Co. Ltd.	1,188	35,961
Suntory Beverage & Food Ltd.	974	30,623
Suzuken Co. Ltd.	4,084	139,315
Suzuki Motor Corp.	1,242	50,584
Sysmex Corp.	127	7,028
Taiheiyo Cement Corp.	600	11,273
Taisei Corp.	1,834	62,413
Taisho Pharmaceutical Holdings Co. Ltd.	600	35,265
Takara Bio, Inc.	800	6,613
Takara Holdings, Inc.	7,300	59,996
Takashimaya Co. Ltd.	800	10,782
Takeda Pharmaceutical Co. Ltd.	400	11,269
TBS Holdings, Inc.	1,500	27,867
TDK Corp.	430	19,982
TechnoPro Holdings, Inc.	387	8,989
Teijin Ltd.	3,920	35,677
Terumo Corp.	116	3,702
THK Co. Ltd.	800	15,983
TIS, Inc.	600	12,691
Tobu Railway Co. Ltd.	1,800	44,502
Toda Corp.	1,000	5,711
Toho Co. Ltd.	1,059	36,755
Toho Gas Co. Ltd.	800	14,262
Tohoku Electric Power Co., Inc.	5,619	35,990

Tokai Carbon Co. Ltd.	1,500	11,100
Tokio Marine Holdings, Inc.	1,400	34,547
Tokyo Electric Power Co. Holdings, Inc.*	5,404	23,062
Tokyo Electron Ltd.	108	17,551
Tokyo Gas Co. Ltd.	19,159	444,130
Tokyo Ohka Kogyo Co. Ltd.	700	43,387
Tokyo Seimitsu Co. Ltd.	100	5,802
Tokyo Tatemono Co. Ltd.	500	7,108
Tokyu Corp.	1,800	21,131
Tokyu Fudosan Holdings Corp.	2,722	16,829
TOPPAN Holdings, Inc.	5,065	118,681
Toray Industries, Inc.	10,000	51,889
Toshiba Corp.*	200	6,223
Toshiba TEC Corp.	91	1,791
Tosoh Corp.	2,241	29,817
TOTO Ltd.	280	7,192
Toyo Seikan Group Holdings Ltd.	821	12,742
Toyo Suisan Kaisha Ltd.	1,400	74,529
Toyo Tire Corp.	1,700	28,225
Toyoda Gosei Co. Ltd.	1,984	39,697
Toyota Boshoku Corp.	2,100	36,223
Toyota Industries Corp.	798	68,634
Toyota Motor Corp.	300	5,671
Toyota Tsusho Corp.	3,023	167,473
Trend Micro, Inc.	139	7,065
TS Tech Co. Ltd.	4,558	56,299
Tsuruha Holdings, Inc.	228	19,186
UBE Corp.	293	4,605
Unicharm Corp.	877	28,255
United Urban Investment Corp. REIT	14	13,732
Ushio, Inc.	601	7,744
USS Co. Ltd.	2,600	50,880
Welcia Holdings Co. Ltd.	800	13,983
West Japan Railway Co.	1,500	59,326
Workman Co. Ltd. (c)	200	6,250
Yakult Honsha Co. Ltd.	1,300	29,045
Yamada Holdings Co. Ltd.	9,457	27,411
Yamaguchi Financial Group, Inc.	1,200	10,540
Yamaha Motor Co. Ltd.	2,600	66,427
Yamato Holdings Co. Ltd.	6,400	113,792
Yamato Kogyo Co. Ltd.	1,300	65,618
Yamazaki Baking Co. Ltd.	2,053	44,925
Yaoko Co. Ltd.	600	32,741
Yaskawa Electric Corp.	300	11,512
Yokogawa Electric Corp.	1,600	30,315
Yokohama Rubber Co. Ltd.	1,400	31,147
Zenkoku Hosho Co. Ltd.	1,238	41,846
Zensho Holdings Co. Ltd.	1,200	66,674
Zeon Corp.	1,359	12,631
ZOZO, Inc.	200	4,228

(Cost $16,142,888)		16,930,115

Jordan - 0.1%
Hikma Pharmaceuticals PLC
(Cost $75,421)	2,888	63,012

Luxembourg - 0.3%
ArcelorMittal SA	2,839	71,524
Eurofins Scientific SE	221	12,867
L’Occitane International SA	2,138	5,338
RTL Group SA	1,004	36,238
Tenaris SA	2,444	42,000

(Cost $178,178)		167,967

Netherlands - 2.9%
Aalberts NV	813	32,174
ABN AMRO Bank NV, 144A	846	11,368
Akzo Nobel NV	1,246	95,791
ASM International NV	12	6,163
ASML Holding NV	10	6,798
ASR Nederland NV	214	9,870
BE Semiconductor Industries NV	73	10,231
CTP NV, 144A	838	13,459
Euronext NV, 144A	71	5,903
EXOR NV	2,030	197,794
Heineken Holding NV	1,021	79,429
Heineken NV	275	25,174
IMCD NV	353	54,519
ING Groep NV	1,125	15,808
JDE Peet’s NV	621	16,682
Koninklijke Ahold Delhaize NV	8,896	257,803
Koninklijke KPN NV	32,243	110,712
Koninklijke Philips NV*	301	6,164
Koninklijke Vopak NV	603	20,725
OCI NV	126	2,714
QIAGEN NV*	384	15,775
Randstad NV	5,147	306,066
Signify NV, 144A	1,312	38,164
Stellantis NV	8,035	174,481
Universal Music Group NV	784	20,735
Wolters Kluwer NV	732	100,874

(Cost $1,564,650)		1,635,376

New Zealand - 1.0%
Air New Zealand Ltd.	88,726	36,717
Auckland International Airport Ltd.	6,368	31,151
Contact Energy Ltd.	8,533	41,056
Fisher & Paykel Healthcare Corp. Ltd.	6,798	98,923
Fletcher Building Ltd.	15,607	44,632
Infratil Ltd.	7,272	43,793
Mainfreight Ltd.	941	39,232
Mercury NZ Ltd.	8,012	30,830
Meridian Energy Ltd.	13,791	44,421
Ryman Healthcare Ltd.	419	1,397
SKYCITY Entertainment Group Ltd.	5,563	6,357
Spark New Zealand Ltd.	48,800	156,283
Xero Ltd.*	84	5,739

(Cost $592,252)		580,531

Norway - 0.9%
Aker ASA, Class A	340	21,339
Aker BP ASA	214	6,157
DNB Bank ASA	830	15,870
Equinor ASA	511	16,503
Gjensidige Forsikring ASA	422	7,129
Kongsberg Gruppen ASA	503	21,671
Mowi ASA	2,762	49,276
Norsk Hydro ASA	9,967	58,052
Orkla ASA	7,554	55,813
Telenor ASA	3,259	35,164
Var Energi ASA	2,245	7,213
Yara International ASA	6,171	209,711

(Cost $583,180)		503,898

Poland - 0.3%
Bank Polska Kasa Opieki SA	283	9,968
Dino Polska SA, 144A*	355	39,662
KGHM Polska Miedz SA	494	14,274
ORLEN SA	3,020	44,684
Powszechna Kasa Oszczednosci Bank Polski SA*	1,631	19,428
Powszechny Zaklad Ubezpieczen SA	4,477	51,163
Santander Bank Polska SA*	82	10,209

(Cost $148,535)		189,388

Portugal - 0.6%
EDP - Energias de Portugal SA	5,908	28,280
Galp Energia SGPS SA	15,258	227,329
Jeronimo Martins SGPS SA	2,877	71,257

(Cost $285,560)		326,866

Russia - 0.0%
Evraz PLC*(d)
(Cost $35,071)	4,559	0

Singapore - 2.6%
BOC Aviation Ltd., 144A	719	5,174
CapitaLand Ascendas REIT	34,436	73,279
CapitaLand Ascott Trust (a)	25,555	17,712
CapitaLand Integrated Commercial Trust REIT	25,074	34,194
CapitaLand Investment Ltd.	3,500	7,946
City Developments Ltd.	5,200	24,391
ComfortDelGro Corp. Ltd.	71,144	68,767
DBS Group Holdings Ltd.	1,026	24,401
Frasers Logistics & Commercial Trust REIT	66,200	55,059
Genting Singapore Ltd.	130,800	89,676
Jardine Cycle & Carriage Ltd.	1,410	30,131
Keppel REIT	26,172	16,963
Keppel Corp. Ltd.	16,162	80,774
Keppel DC REIT	36,500	50,322
Mapletree Industrial Trust REIT	12,078	20,634
Mapletree Logistics Trust REIT	39,767	47,973
Mapletree Pan Asia Commercial Trust REIT	8,991	9,229
NETLINK NBN TRUST	37,400	23,680
Olam Group Ltd.	22,964	17,551
Oversea-Chinese Banking Corp. Ltd.	6,262	58,838
Sembcorp Industries Ltd.	23,253	89,555
SIA Engineering Co. Ltd.	2,200	3,758
Singapore Airlines Ltd.	58,200	276,478
Singapore Exchange Ltd.	17,380	122,803
Singapore Post Ltd.	7,300	2,461
Singapore Technologies Engineering Ltd.	9,528	26,487
Singapore Telecommunications Ltd.	13,266	22,962
Suntec Real Estate Investment Trust REIT	15,000	12,925
United Overseas Bank Ltd.	2,200	44,870
UOL Group Ltd.	3,829	16,927
Venture Corp. Ltd.	2,362	22,176
Wilmar International Ltd.	15,900	43,247

(Cost $1,473,260)		1,441,343

South Korea - 3.6%
BGF retail Co. Ltd.	215	22,614
BNK Financial Group, Inc.	6,590	36,624
Cheil Worldwide, Inc.	1,315	19,947
CJ CheilJedang Corp.	26	6,227
CJ Corp.	242	17,257
DB Insurance Co. Ltd.	1,141	74,024
DGB Financial Group, Inc.	2,164	14,257
Doosan Bobcat, Inc.	526	18,591
E-MART, Inc.	136	7,990
Fila Holdings Corp.	163	4,833
GS Holdings Corp.	659	21,096
GS Retail Co. Ltd.	502	9,280
Hana Financial Group, Inc.	2,047	66,083
Hankook Tire & Technology Co. Ltd.	590	20,739
Hanwha Aerospace Co. Ltd.	34	3,318
HD Hyundai Co. Ltd.	530	24,772
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	62	5,368
Hotel Shilla Co. Ltd.	309	15,712
Hyundai Department Store Co. Ltd.	97	3,819
Hyundai Engineering & Construction Co. Ltd.	244	6,780
Hyundai Glovis Co. Ltd.	302	40,660
Hyundai Marine & Fire Insurance Co. Ltd.	771	18,645
Hyundai Mobis Co. Ltd.	771	136,852
Hyundai Motor Co.	354	50,570
Hyundai Steel Co.	488	13,314
Industrial Bank of Korea	5,135	47,085
KB Financial Group, Inc.	1,401	56,902
Kia Corp.	1,986	132,231
Korea Aerospace Industries Ltd.	340	12,215
Korea Investment Holdings Co. Ltd.	83	3,854
Korean Air Lines Co. Ltd.	2,313	40,249
KT&G Corp.	2,058	140,693

Kumho Petrochemical Co. Ltd.	30	2,976
LG Corp.	261	17,014
LG Electronics, Inc.	645	51,344
LG Innotek Co. Ltd.	22	4,058
LG Uplus Corp.	4,455	36,257
LOTTE Fine Chemical Co. Ltd.	254	11,379
LS Corp.	87	5,712
Meritz Financial Group, Inc.*	24	1,032
Mirae Asset Securities Co. Ltd.	2,863	15,911
NAVER Corp.	46	7,416
NH Investment & Securities Co. Ltd.	3,556	28,279
NongShim Co. Ltd.	123	38,660
OCI Co. Ltd./New*	97	7,947
OCI Holdings Co. Ltd.	88	6,739
Orion Corp.	391	35,671
POSCO Holdings, Inc.	64	23,960
S-1 Corp.	475	22,164
Samsung C&T Corp.	741	68,520
Samsung Card Co. Ltd.	197	5,039
Samsung Electro-Mechanics Co. Ltd.	254	28,685
Samsung Electronics Co. Ltd.	359	20,258
Samsung Engineering Co. Ltd.*	1,708	33,428
Samsung Fire & Marine Insurance Co. Ltd.	636	128,171
Samsung Life Insurance Co. Ltd.	321	17,417
Samsung SDI Co. Ltd.	21	7,683
Samsung SDS Co. Ltd.	532	69,441
Samsung Securities Co. Ltd.	1,709	51,926
Shinhan Financial Group Co. Ltd.	2,407	68,843
Shinsegae, Inc.	32	4,219
SK Hynix, Inc.	103	10,690
SK Square Co. Ltd.*	190	7,511
S-Oil Corp.	126	6,661
Woori Financial Group, Inc.	6,764	68,261
Yuhan Corp.	610	28,983

(Cost $1,799,032)		2,034,856

Spain - 2.2%
ACS Actividades de Construccion y Servicios SA	7,885	315,312
Aena SME SA, 144A	347	59,802
Amadeus IT Group SA	743	50,927
Banco Bilbao Vizcaya Argentaria SA	4,856	45,068
Banco Santander SA	5,741	23,809
Bankinter SA	802	5,639
Cellnex Telecom SA, 144A*	174	6,652
Enagas SA	1,370	25,113
Endesa SA	3,647	76,342
Ferrovial SE	736	25,505
Iberdrola SA	4,553	56,359
Industria de Diseno Textil SA	632	26,087
Mapfre SA	10,730	23,673
Merlin Properties Socimi SA REIT	570	5,759
Naturgy Energy Group SA	860	25,729
Redeia Corp. SA	1,352	22,688
Repsol SA	19,924	305,217
Telefonica SA	25,747	111,078

(Cost $1,094,888)		1,210,759

Sweden - 3.1%
Alfa Laval AB	1,539	57,484
Assa Abloy AB, Class B	3,989	102,286
Atlas Copco AB, Class A	2,517	38,888
Atlas Copco AB, Class B	1,359	17,956
Axfood AB	793	19,797
Boliden AB	4,757	127,064
Electrolux AB, Class B*	1,231	12,129
Epiroc AB, Class A	2,245	41,906
Epiroc AB, Class B	1,462	23,035
Essity AB, Class B	4,795	120,117
Evolution AB, 144A	94	9,754
Getinge AB, Class B	1,166	24,814
H & M Hennes & Mauritz AB, Class B	2,797	44,816
Hexagon AB, Class B	2,086	20,882
Holmen AB, Class B	988	41,476
Husqvarna AB, Class B	1,822	13,930
Indutrade AB	960	21,071
Investment AB Latour, Class B	363	8,137
L E Lundbergforetagen AB, Class B	151	7,352
Lifco AB, Class B	1,417	30,791
Saab AB, Class B	269	13,842
Sagax AB, Class B	129	2,929
Sagax AB, Class D	1,295	3,324
Sandvik AB	5,199	102,701
Securitas AB, Class B	1,065	9,598
Skandinaviska Enskilda Banken AB, Class A	3,990	48,357
Skanska AB, Class B	5,856	94,165
SKF AB, Class B	4,039	75,971
SSAB AB, Class A	2,393	18,141
SSAB AB, Class B	6,321	46,797
Svenska Cellulosa AB SCA, Class B	2,150	31,977
Svenska Handelsbanken AB, Class A	1,721	16,325
Sweco AB, Class B	895	10,736
Swedbank AB, Class A	3,468	63,659
Swedish Orphan Biovitrum AB*	1,145	27,273
Tele2 AB, Class B	6,275	49,259
Telefonaktiebolaget LM Ericsson, Class B	12,939	64,159
Trelleborg AB, Class B	3,150	97,877
Volvo AB, Class A	860	20,337
Volvo AB, Class B	5,775	134,058

(Cost $1,619,534)		1,715,170

Switzerland - 4.4%
ABB Ltd.	1,691	67,500
Adecco Group AG	1,289	62,364
Alcon, Inc.	253	19,180

Bachem Holding AG	182	13,605
Baloise Holding AG	115	17,709
Banque Cantonale Vaudoise	82	10,062
Barry Callebaut AG	10	16,756
Belimo Holding AG	99	48,546
BKW AG	560	99,435
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	7	87,102
Cie Financiere Richemont SA, Class A	217	27,251
Clariant AG*	645	9,695
Coca-Cola HBC AG*	2,477	68,861
DKSH Holding AG	347	23,046
DSM-Firmenich AG	511	48,435
Emmi AG	37	39,019
EMS-Chemie Holding AG	54	38,534
Flughafen Zurich AG	175	37,292
Geberit AG	252	141,831
Georg Fischer AG	1,559	102,732
Givaudan SA	9	33,866
Glencore PLC	9,594	53,659
Helvetia Holding AG	197	27,118
Holcim AG*	3,755	277,668
Julius Baer Group Ltd.	384	19,537
Kuehne + Nagel International AG	382	111,233
Logitech International SA	1,471	128,974
Lonza Group AG	53	20,626
Nestle SA	71	8,112
Novartis AG	235	23,004
Partners Group Holding AG	48	63,619
PSP Swiss Property AG	320	42,541
Roche Holding AG	13	3,529
Sandoz Group AG*	47	1,352
Schindler Holding AG	99	21,336
Schindler Holding AG Participation Certificates	197	44,348
SGS SA	438	37,426
SIG Group AG*	531	12,482
Sika AG	250	68,196
Sonova Holding AG	262	76,019
Straumann Holding AG	134	18,531
Swatch Group AG - Bearer	300	79,179
Swatch Group AG - Registered	693	34,987
Swiss Life Holding AG	43	27,722
Swiss Prime Site AG	372	37,647
Swiss Re AG	167	19,829
Swisscom AG	123	72,197
Tecan Group AG	57	20,911
Temenos AG	89	7,576
UBS Group AG	513	14,531
VAT Group AG, 144A	120	56,098
Zurich Insurance Group AG	16	8,057

(Cost $2,224,280)		2,450,865

United Kingdom - 11.6%
3i Group PLC	27,989	790,858
Admiral Group PLC	1,445	49,409
Amcor PLC CDI	6,885	65,235
Anglo American PLC	109	2,956
Ashtead Group PLC	753	45,404
Associated British Foods PLC	2,353	70,835
AstraZeneca PLC	46	5,897
Auto Trader Group PLC, 144A	6,957	63,835
Aviva PLC	1,846	9,757
B&M European Value Retail SA	27,191	197,447
BAE Systems PLC	4,899	65,120
Barclays PLC	4,270	7,624
Barratt Developments PLC	27,080	176,141
Beazley PLC	714	4,845
Berkeley Group Holdings PLC	3,112	182,642
BP PLC	11,103	67,342
British American Tobacco PLC	295	9,381
BT Group PLC	21,174	32,944
Bunzl PLC	2,541	96,568
Burberry Group PLC	6,258	115,943
Centrica PLC	179,812	339,287
CNH Industrial NV	5,949	63,222
Compass Group PLC	3,252	82,461
ConvaTec Group PLC, 144A	3,102	8,828
Croda International PLC	591	33,548
Dechra Pharmaceuticals PLC	473	22,898
Diageo PLC	506	17,702
Dowlais Group PLC	19,472	25,181
DS Smith PLC	46,323	170,416
Endeavour Mining PLC	1,044	24,305
Entain PLC	1,052	10,692
Ferguson PLC	744	126,022
GSK PLC	8,828	158,630
Haleon PLC	17,396	72,685
Halma PLC	1,103	29,756
Hargreaves Lansdown PLC	3,225	29,330
Howden Joinery Group PLC	17,067	158,199
HSBC Holdings PLC	1,735	13,225
IMI PLC	3,844	76,060
Imperial Brands PLC	4,407	103,017
Informa PLC	6,839	64,328
InterContinental Hotels Group PLC	1,992	154,232
Intermediate Capital Group PLC	934	18,493
International Consolidated Airlines Group SA*	4,448	8,621
Intertek Group PLC	1,511	76,227
ITV PLC	54,026	41,119
J Sainsbury PLC	93,722	339,213
JD Sports Fashion PLC	11,409	22,683
Johnson Matthey PLC	248	4,866
Kingfisher PLC	29,550	82,075
Legal & General Group PLC	2,992	8,685

London Stock Exchange Group PLC	55	6,201
Melrose Industries PLC	2,968	19,486
Mondi PLC	4,655	82,915
National Grid PLC	4,109	53,448
NatWest Group PLC	1,654	4,353
Next PLC	2,323	233,206
Pearson PLC	2,944	34,929
Persimmon PLC	1,670	26,458
Reckitt Benckiser Group PLC	367	25,079
RELX PLC	1,899	73,083
Renishaw PLC	203	8,059
Rightmove PLC	6,090	41,987
Rio Tinto PLC	888	60,694
RS GROUP PLC	724	6,850
Sage Group PLC	3,744	53,583
Schroders PLC	3,204	16,289
Severn Trent PLC	920	30,293
Shell PLC	1,151	37,302
Smith & Nephew PLC	1,852	23,996
Smiths Group PLC	8,589	179,191
Spirax-Sarco Engineering PLC	153	17,912
SSE PLC	2,102	48,763
Standard Chartered PLC	2,258	18,672
Tate & Lyle PLC	8,110	63,347
Taylor Wimpey PLC	124,878	204,805
Tesco PLC	113,771	411,633
Unilever PLC	528	25,196
UNITE Group PLC REIT	1,053	12,944
United Utilities Group PLC	3,133	43,271
Vodafone Group PLC	25,519	23,044
Weir Group PLC	2,275	53,943
Whitbread PLC	1,635	63,978
WPP PLC	6,715	60,084

(Cost $5,941,831)		6,511,183

TOTAL COMMON STOCKS (Cost $52,418,781)		55,189,229

PREFERRED STOCKS - 0.3%
Germany - 0.2%
Bayerische Motoren Werke AG	206	19,577
FUCHS SE	1,772	75,017
Henkel AG & Co. KGaA	506	39,862
Volkswagen AG	36	4,180

(Cost $128,730)		138,636

South Korea - 0.1%
Hyundai Motor Co.	188	15,971
Hyundai Motor Co.	120	10,055
LG Electronics, Inc.	219	7,944
Mirae Asset Securities Co. Ltd.	2,996	8,546
Samsung Fire & Marine Insurance Co. Ltd.	86	12,578

(Cost $49,395)		55,094

Spain - 0.0%
Grifols SA, Class B*
(Cost $4,847)	713	6,966

TOTAL PREFERRED STOCKS (Cost $182,972)		200,696

WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc.*(d), expires 8/22/28
(Cost $0)	38	0

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (e)(f)
(Cost $3,399)	3,399	3,399

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.31% (e)
(Cost $104,904)	104,904	104,904

TOTAL INVESTMENTS - 99.1% (Cost $52,710,056)		$55,498,228
Other assets and liabilities, net - 0.9%		502,807

NET ASSETS - 100.0%		$56,001,035

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023

COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (b)
5,858	6,644	(895)	90	1,556	—	—	1,063	13,253
DWS Group GmbH & Co. KGaA, 144A (b)
—	27,700	(1,643)	(331)	(449)	—	—	743	25,277
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (e)(f)
—	3,399 (g)	—	—	—	286	—	3,399	3,399
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.31% (e)
24,747	2,157,361	(2,077,204)	—	—	1,986	—	104,904	104,904

30,605	2,195,104	(2,079,742)	(241)	1,107	2,272	—	110,109	146,833

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2023 amounted to $3,233, which is 0.01% of net assets.

(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

CDI:	Chess Depositary Interests
CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2023 the Xtrackers FTSE Developed ex US Multifactor ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Industrials	$13,812,991	24.9%
Consumer Discretionary	7,522,856	13.6
Materials	6,981,226	12.6
Financials	6,012,815	10.9
Consumer Staples	5,602,894	10.1
Utilities	4,121,709	7.4
Information Technology	2,416,392	4.4
Energy	2,403,849	4.3
Communication Services	2,382,997	4.3
Health Care	2,359,977	4.3
Real Estate	1,772,219	3.2

Total	$55,389,925	100.0%

At November 30, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
MINI TOPIX Index Futures	JPY	5	$79,617	$80,360	12/07/2023	$743
MSCI EAFE Futures	USD	4	414,900	425,320	12/15/2023	10,420

Total unrealized appreciation						$11,163

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2023.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$55,189,229	$—	$0	$55,189,229
Preferred Stocks (a)	200,696	—	—	200,696
Warrants	—	—	0	0
Short-Term Investments (a)	108,303	—	—	108,303
Derivatives (b)
Futures Contracts	11,163	—	—	11,163

TOTAL	$55,509,391	$—	$0	$55,509,391

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended November 30, 2023, the amount of transfers from Level 3 to Level 1 was $ 64,772. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DEEF-PH1

R-089711-1 (5/24) DBX005195 (5/24)